Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMANA MUTUAL FUNDS TRUST
Entity Central Index Key	0000766285
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000131515
Shareholder Report [Line Items]
Fund Name	Amana Developing World Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIDX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/developing-world-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/developing-world-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	14.68%	6.91%	2.80%
MSCI Emerging Markets Index	11.86%	3.20%	3.16%

AssetsNet	$ 131,175,798
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 526,157
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$131,175,798
# of Portfolio Holdings	40
Advisory Fees Paid	$526,157
Portfolio Turnover Rate	1%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Semiconductor Devices	12.9%
Personal Care Products	12.3%
Health Care Facilities	6.2%
Semiconductor Manufacturing	6.2%
Food & Drug Stores	6.0%
Electronics Components	4.9%
Communications Equipment	3.6%
Other Machinery & Equipment	3.1%
Base Metals	3.0%
Electronic Manufacturing Services & Original Design Manufacturer	3.0%
Other Industries	30.8%
Other Assets (net of liabilities)	8.0%

C000079787
Shareholder Report [Line Items]
Fund Name	Amana Developing World Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMDWX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/developing-world-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/developing-world-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$56	1.12%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	14.48%	6.69%	2.58%
MSCI Emerging Markets Index	11.86%	3.20%	3.16%

AssetsNet	$ 131,175,798
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 526,157
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$131,175,798
# of Portfolio Holdings	40
Advisory Fees Paid	$526,157
Portfolio Turnover Rate	1%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Semiconductor Devices	12.9%
Personal Care Products	12.3%
Health Care Facilities	6.2%
Semiconductor Manufacturing	6.2%
Food & Drug Stores	6.0%
Electronics Components	4.9%
Communications Equipment	3.6%
Other Machinery & Equipment	3.1%
Base Metals	3.0%
Electronic Manufacturing Services & Original Design Manufacturer	3.0%
Other Industries	30.8%
Other Assets (net of liabilities)	8.0%

C000131514
Shareholder Report [Line Items]
Fund Name	Amana Growth Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIGX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/growth-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	23.76%	16.81%	14.80%
S&P 500 Index	33.89%	15.75%	13.33%

AssetsNet	$ 5,667,104,516
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 16,234,814
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,667,104,516
# of Portfolio Holdings	33
Advisory Fees Paid	$16,234,814
Portfolio Turnover Rate	2%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Large Pharma	13.4%
Infrastructure Software	11.3%
Semiconductor Devices	10.8%
Communications Equipment	9.3%
Semiconductor Manufacturing	7.7%
Application Software	6.2%
Commercial & Residential Building Equipment & Systems	5.9%
Measurement Instruments	4.7%
Internet Media & Services	4.0%
Specialty Apparel Stores	2.6%
Other Industries	18.5%
Other Assets (net of liabilities)	5.6%

C000065109
Shareholder Report [Line Items]
Fund Name	Amana Growth Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMAGX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/growth-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	23.46%	16.53%	14.53%
S&P 500 Index	33.89%	15.75%	13.33%

AssetsNet	$ 5,667,104,516
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 16,234,814
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,667,104,516
# of Portfolio Holdings	33
Advisory Fees Paid	$16,234,814
Portfolio Turnover Rate	2%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Large Pharma	13.4%
Infrastructure Software	11.3%
Semiconductor Devices	10.8%
Communications Equipment	9.3%
Semiconductor Manufacturing	7.7%
Application Software	6.2%
Commercial & Residential Building Equipment & Systems	5.9%
Measurement Instruments	4.7%
Internet Media & Services	4.0%
Specialty Apparel Stores	2.6%
Other Industries	18.5%
Other Assets (net of liabilities)	5.6%

C000131513
Shareholder Report [Line Items]
Fund Name	Amana Income Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMINX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/income-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	21.12%	12.05%	10.16%
S&P 500 Index	33.89%	15.75%	13.33%

AssetsNet	$ 1,979,026,636
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 7,099,058
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,979,026,636
# of Portfolio Holdings	32
Advisory Fees Paid	$7,099,058
Portfolio Turnover Rate	2%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Large Pharma	17.1%
Infrastructure Software	8.6%
Personal Care Products	7.7%
Semiconductor Manufacturing	7.7%
Industrial Wholesale & Rental	6.9%
Semiconductor Devices	5.0%
Basic & Diversified Chemicals	4.9%
Measurement Instruments	4.5%
Diversified Industrials	4.2%
Automotive Retailers	2.4%
Other Industries	23.8%
Other Assets (net of liabilities)	7.2%

C000012979
Shareholder Report [Line Items]
Fund Name	Amana Income Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMANX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/income-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	20.82%	11.81%	9.90%
S&P 500 Index	33.89%	15.75%	13.33%

AssetsNet	$ 1,979,026,636
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 7,099,058
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,979,026,636
# of Portfolio Holdings	32
Advisory Fees Paid	$7,099,058
Portfolio Turnover Rate	2%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Large Pharma	17.1%
Infrastructure Software	8.6%
Personal Care Products	7.7%
Semiconductor Manufacturing	7.7%
Industrial Wholesale & Rental	6.9%
Semiconductor Devices	5.0%
Basic & Diversified Chemicals	4.9%
Measurement Instruments	4.5%
Diversified Industrials	4.2%
Automotive Retailers	2.4%
Other Industries	23.8%
Other Assets (net of liabilities)	7.2%

C000160667
Shareholder Report [Line Items]
Fund Name	Amana Participation Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIPX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/participation-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/participation-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Institutional Shares	6.48%	1.62%	2.16%
FTSE IdealRatings Sukuk Index	6.86%	2.16%	3.20%

AssetsNet	$ 216,795,122
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 524,749
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$216,795,122
# of Portfolio Holdings	48
Advisory Fees Paid	$524,749
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Financials	37.5%
Government	14.9%
Real Estate	12.2%
Utilities	9.4%
Communications	6.6%
Industrials	5.3%
Bank Time Deposits	3.7%
Energy	3.1%
Consumer Staples	2.1%
Other Assets (net of liabilities)	5.2%

C000160666
Shareholder Report [Line Items]
Fund Name	Amana Participation Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMAPX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/participation-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/participation-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Investor Shares	6.34%	1.37%	1.92%
FTSE IdealRatings Sukuk Index	6.86%	2.16%	3.20%

AssetsNet	$ 216,795,122
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 524,749
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$216,795,122
# of Portfolio Holdings	48
Advisory Fees Paid	$524,749
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Financials	37.5%
Government	14.9%
Real Estate	12.2%
Utilities	9.4%
Communications	6.6%
Industrials	5.3%
Bank Time Deposits	3.7%
Energy	3.1%
Consumer Staples	2.1%
Other Assets (net of liabilities)	5.2%